Taxation	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Taxation
8.	Taxation

The tax rate on profit before tax increased by 10.2% to 26.9% (30 June 2018: 16.7%; 31 December 2018: 22.1%), largely because the first half of 2018 included gains on disposal of investments and subsidiaries which were not taxable.

The tax charge may be affected by the Group’s geographic mix of profits, the changing international tax environment, the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, or challenges by tax or competition authorities, for example, the European Commission’s state aid investigation into Group Financing Exemption in the UK CFC rules, may expose us to additional tax liabilities or impact the carrying value of our deferred tax assets, which could affect the future tax charge.

The tax charge comprises:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Corporation tax
Current year	213.0	172.7	481.9
Prior years	(22.7)	(10.9)	(111.8)
	190.3	161.8	370.1
Deferred tax
Current year	(44.1)	(16.3)	(49.0)
Prior years	(17.4)	(4.5)	2.8
	(61.5)	(20.8)	(46.2)
Tax charge	128.8	141.0	323.9